Summary of Unrealized Gains (Losses) for securities at FVOCI (Details) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Fair value	$ 74,009	$ 69,675
Securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	72,386	67,926
Gross unrealized gains	495	349
Gross unrealized (losses)	(862)	(953)
Fair value	72,019	67,322
Securities [member] | Government and government-related securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	55,029	51,304
Gross unrealized gains	258	192
Gross unrealized (losses)	(396)	(614)
Fair value	54,891	50,882
Securities [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	19,026	16,420
Gross unrealized gains	92	69
Gross unrealized (losses)	(80)	(121)
Fair value	19,038	16,368
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	21,071	20,279
Gross unrealized gains	140	99
Gross unrealized (losses)	(74)	(138)
Fair value	21,137	20,240
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	11,446	11,855
Gross unrealized gains	25	22
Gross unrealized (losses)	(216)	(318)
Fair value	11,255	11,559
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	1,532	1,715
Gross unrealized gains	1	1
Gross unrealized (losses)	(24)	(34)
Fair value	1,509	1,682
Securities [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	1,954	1,035
Gross unrealized gains		1
Gross unrealized (losses)	(2)	(3)
Fair value	1,952	1,033
Securities [member] | Other debt securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	12,603	13,331
Gross unrealized gains	45	23
Gross unrealized (losses)	(145)	(233)
Fair value	12,503	13,121
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	4,058	4,511
Gross unrealized gains	1
Gross unrealized (losses)	(54)	(71)
Fair value	4,005	4,440
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	8,545	8,820
Gross unrealized gains	44	23
Gross unrealized (losses)	(91)	(162)
Fair value	8,498	8,681
Securities [member] | Debt securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	67,632	64,635
Gross unrealized gains	303	215
Gross unrealized (losses)	(541)	(847)
Fair value	67,394	64,003
Securities [member] | Equity securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	4,754	3,291
Gross unrealized gains	192	134
Gross unrealized (losses)	(321)	(106)
Fair value	4,625	3,319
Securities [member] | Equity securities [member] | Common shares [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	3,506	2,191
Gross unrealized gains	105	63
Gross unrealized (losses)	(19)	(33)
Fair value	3,592	2,221
Securities [member] | Equity securities [member] | Preference shares [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	1,248	1,100
Gross unrealized gains	87	71
Gross unrealized (losses)	(302)	(73)
Fair value	$ 1,033	$ 1,098